Interim Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 61,446	$ 70,661
Other comprehensive income, net of taxes:
Change in unrealized gains (losses) on fixed maturity securities available-for-sale	19,384	(3,287)
Foreign currency translation adjustment	0	24
Total comprehensive income	$ 80,830	$ 67,398